U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. __

Post-Effective Amendment No. __ 20

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X ]

Amendment No. 21

(Check appropriate box or boxes)

PAPP INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Benjamin V. Mollozzi

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X /    immediately upon filing pursuant to paragraph (b)

/ /       on (date) pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a) (1)

/ /       on (date) pursuant to paragraph (a) (1)

/ /       75 days after filing pursuant to paragraph (a) (2)

/ /       on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 19 filed on March 30, 2021 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona, on the 13th day of April, 2021.

PAPP INVESTMENT TRUST

By: *

Harry A. Papp

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Trustee and President (Chief Executive Officer)	April 13, 2021
Harry A. Papp

*	Treasurer (Chief Financial Officer and Chief Accounting Officer)	April 13, 2021
Theresa M. Bridge

*	Trustee and Vice President	April 13, 2021
Rosellen C. Papp

*	Trustee	April 13, 2021
Jean C. Bingham

*	Trustee	April 13, 2021
Cynthia P. Hubiak

*	Trustee	April 13, 2021
Carolyn P. O’Malley

By: /s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi

Attorney-in-fact*

April 13, 2021

EXHIBIT INDEX

Exhibit No. Exhibit

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase